Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Investments

4. Investments

The fair value of available-for-sale investments by type of security was as follows (in thousands):

	DECEMBER 31, 2019
	AMORTIZED COST	GROSS UNREALIZED GAIN	GROSS UNREALIZED LOSS	FAIR VALUE
Investments:	$73,022	$43	$—	$73,065

US Treasury bonds	$73,022	$43	$—	$73,065

All of the Company’s investments matured during the nine months ended September 30, 2020. The Company did not hold any investments as of September 30, 2020.

Investments with original maturities of less than 90 days are included in cash and cash equivalents on the condensed consolidated balance sheets and are not included in the table above. Investments with maturities of less than 12 months are considered current and those investments with maturities greater than 12 months are considered non-current. All of the Company’s investments held as of December 31, 2019 had original contractual maturities of less than 12 months.

The Company had four investments in an unrealized loss position as of December 31, 2019 with a fair value of $18.0 million. These investments were in a loss position for less than 12 months and the Company considered the loss to be temporary in nature. Furthermore, the aggregate of individual unrealized losses as of December 31, 2019 was not significant.

The Company recognized less than $0.1 million of realized gains in the nine months ended September 30, 2020. The Company did not recognize any realized gains or losses in the three months ended September 30, 2019 or 2020 or in the nine months ended September 30, 2019.

4. Investments

The fair value of available-for-sale investments by type of security was as follows (in thousands):

	DECEMBER 31, 2018
	AMORTIZED COST	GROSS UNREALIZED GAIN	GROSS UNREALIZED LOSS	FAIR VALUE
Investments:
US Treasury bonds	$70,780	$—	$(9)	$70,771

	$70,780	$—	$(9)	$70,771

	DECEMBER 31, 2019
	AMORTIZED COST	GROSS UNREALIZED GAIN	GROSS UNREALIZED LOSS	FAIR VALUE
Investments:
US Treasury bonds	$73,022	$43	$—	$73,065

	$73,022	$43	$—	$73,065

Investments with original maturities of less than 90 days are included in cash and cash equivalents on the consolidated balance sheets and are not included in the table above. Investments with maturities of less than 12 months are considered current and those investments with maturities greater than 12 months are considered non-current. All of the Company’s investments held as of December 31, 2018 and 2019 had original contractual maturities of less than 12 months.

The Company had 14 investments in an unrealized loss position as of December 31, 2018 with a fair value of $61.8 million. These investments were in a loss position for less than 12 months and the Company considered the loss to be temporary in nature. Furthermore, the aggregate of individual unrealized losses as of December 31, 2018 was not significant. The Company had four investments in an unrealized loss position as of December 31, 2019 with a fair value of $18.0 million. These investments were in a loss position for less than 12 months and the Company considered the loss to be temporary in nature. Furthermore, the aggregate of individual unrealized losses as of December 31, 2019 was not significant.

The Company did not recognize any realized gains or losses for the year ended December 31, 2018 or 2019.